ck
1016504

CERTNAS

07043603

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-31668

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

February 5, 2007

PROCESSED
FEB 0 9 2007
THOMSON FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on February 5, 2007 The Nasdaq Stock Market (the "Exchange") received from Integrated BioPharma, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.002 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END